TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of taxes on income [Abstract]
TAXES ON INCOME
NOTE 15: -	TAXES ON INCOME

a.	Tax rates applicable to the Company:

1.	The Israeli corporate income tax rate was 24% in 2017, 25% in 2016 and 26.5% in 2015.

On January 4, 2016 the Israeli Parliament's Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which includes a reduction of the corporate tax rate from 26.5% to 25%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

2.
Evogene Inc, a company incorporated in the U.S., is subject to U.S. income taxes. In 2017 the weighted tax rate applicable to Evogene Inc. was approximately 20% (Federal tax and state tax where the company operates).

3.
We are subject to taxation in the United States, as well as a number of foreign jurisdictions.  On December 22, 2017, the U.S. President signed into law federal tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act provides for significant and wide-ranging changes to the U.S. Internal Revenue Code. The reforms are complex, and it will take some time to assess the implications thoroughly.

Broadly, the implications most relevant to the company include: a) a reduction in the U.S. federal corporate income tax rate from 35% to 21%, with various “base erosion” rules that may effectively limit the tax deductibility of certain payments made by U.S. entities to non-U.S. affiliates and additional limitations on deductions attributable to interest expense; and b) adopting elements of a territorial tax system.

b.	Tax assessments:

The Company received assessments that are considered final, up to and including the 2012 tax year.

c.	Carryforward losses for tax purposes and other temporary differences:

As of December 31, 2017, the Evogene Ltd. and its Israeli subsidiaries have carryforward operating tax losses amounting to approximately $79 million, which can be carried forward for an indefinite period.

d.	Deferred taxes:

The Company did not recognize deferred tax assets for carry-forward losses and other temporary differences, because their utilization in the foreseeable future is not probable.

e.	Theoretical tax:

The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate and the taxes on income recorded in profit or loss, does not provide significant information and therefore is not presented.